Label	Element	Value
Partners' Capital, Adjusted Balance	us-gaap_PartnersCapitalAdjustedBalance1	$ 2,013,914,000
AOCI Attributable to Parent [Member]
Partners' Capital, Adjusted Balance	us-gaap_PartnersCapitalAdjustedBalance1	(604,000)
Noncontrolling Interest [Member]
Partners' Capital, Adjusted Balance	us-gaap_PartnersCapitalAdjustedBalance1	(8,079,000)
Limited Partner [Member]
Partners' Capital, Adjusted Balance	us-gaap_PartnersCapitalAdjustedBalance1	2,022,597,000
Common Units [Member] | Limited Partner [Member]
Partners' Capital, Adjusted Balance	us-gaap_PartnersCapitalAdjustedBalance1	122,579,000
Accounting Standards Update 2014-09 [Member] | Restatement Adjustment [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(3,550,000)
Accounting Standards Update 2014-09 [Member] | AOCI Attributable to Parent [Member] | Restatement Adjustment [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	0
Accounting Standards Update 2014-09 [Member] | Noncontrolling Interest [Member] | Restatement Adjustment [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	0
Accounting Standards Update 2014-09 [Member] | Limited Partner [Member] | Restatement Adjustment [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (3,550,000)